Cash, Cash Equivalents, Restricted Cash and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents:
Cash	$ 1,907,310	$ 1,383,610
Cash equivalents:
Bank time deposits (maturing within 3 months)	25,625	75,367
Money market funds	18,951	86,823
Total cash equivalents	44,576	162,190
Total cash and cash equivalents	1,951,886	1,545,800
Restricted cash	184,143	97,032
Total cash, cash equivalents and restricted cash	$ 2,136,029	1,642,832	$ 2,206,703	$ 1,648,931
Maturity dates of the short-term investments	3 months
Short-term investments:
Bank time deposits	$ 951,953	799,534
Interest income	$ 86,500	$ 83,200	$ 43,200